Share-Based Compensation	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation

10. Share-Based Compensation

On February 4, 2019, the 2019 Plan was adopted. The 2019 Plan is administered by the Compensation Committee of the Board. The maximum aggregate number of Class A common shares that may be delivered pursuant to awards granted under the 2019 Plan during its 10-year term is 1,812,500. The maximum number of Class A common shares with respect to which awards may be granted to any non-employee director in any calendar year is 12,500 shares or $100,000.

In July 2019, the Compensation Committee of the Board of Directors approved stock-based awards to senior management under the 2019 Plan. In 2021, the Board of Directors approved additional awards of 61,625 of Class A common shares under the 2019 Omnibus Incentive Plan (the “2019 Plan”) resulting in a total amount of awards totaling up to 1,421,000 shares. In July 2021, the Board of Directors approved the issuance of 17,720 shares to one member of senior management as a special bonus.

The 1,421,000 shares of incentive stock may be issued pursuant to the awards, in four tranches. The first tranche was to vest conditioned only on continued service over the three-year period which commenced January 1, 2019. Tranches two, three and four would vest when the Company’s stock price exceeded $8.00, $11.00 and $14.00, respectively, over a 60-day period. The $8.00 threshold was achieved in January 2020, the $11.00 threshold was achieved in January 2021 and the $14.00 threshold was achieved in March 2021. Accordingly, 113,279 incentive shares vested in the year ended December 31, 2019, 317,188 incentive shares vested in the year ended December 31, 2020 and 1,008,253 incentive shares vested in the year ended December 31, 2021. Of the total of 430,467 incentive shares which vested up to December 31, 2020, 184,270 were settled and issued as Class A common shares in April 2020. A further 747,604 Class A common shares were settled and issued during the year ended December 31, 2021. A total of 1,438,720 incentive shares had vested as at December 31, 2021, of which 931,874 had been issued.

On September 29, 2021, the Compensation Committee and the Board of Directors approved an increase of 1,600,000 in the aggregate number of Class A common shares available for issuance as awards under the Plan and approved new awards to senior management, totaling 1,500,000 shares of incentive stock, in three tranches with a grant date October 1, 2021. The first tranche, representing 55% of the total, is to vest quarterly conditioned only on continued service over the four-year period which commenced October 1, 2021. Tranches two and three, each representing 22.5% of the total, will vest quarterly up to September 30, 2025, when the Company’s stock price exceeds $27.00 and $30.00, respectively, over a 60-day period. The Board of Directors also increased the number of Class A common shares that could be issued to any non-employee director in any calendar year to 100,000 shares and approved stock-based awards to non-executive directors under the 2019 Plan totalling 105,000 shares of incentive stock to vest in a similar manner to those awarded to senior management. During May 2022, the unvested shares attributable to the one director who stood down were reallocated, pro-rata, to a new appointee. During June 2022, the unvested shares attributable to the one director who stood down were forfeit. No award has been made for the new appointee.

During the six months ended June 30, 2022 and, in the year, ended December 31, 2021, 110,080 and 55,175 incentive shares vested, respectively, under the new awards.

Of the total incentive shares which vested under both plans up to June 30, 2022, 224,818 had not been issued.

Share based awards since January 1, 2021, are summarized as follows:

	Restricted Stock Units
	Number of Units
	Number	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2021	928,908	$3.79	n/a
Granted in March 2021	61,625	11.72	n/a
Granted in July 2021	17,720	16.93	n/a
Granted in October 2021	1,605,000	10.51	n/a
Vested in year ended December 31, 2021	(1,063,428)	n/a	16.59
Unvested as at December 31, 2021	1,549,825	$10.51	n/a
Vested in six months ended June 30, 2022	(110,080)	n/a	22.52
Cancelled in May 2022	(13,716)	n/a	n/a
Unvested as at June 30, 2022	1,426,029	$10.51	n/a

Using the graded vesting method of expensing the restricted stock unit grants, the weighted average fair value of the stock units is recognized as compensation costs in the interim unaudited condensed Consolidated Statements of Income over the vesting period. The fair value of the restricted stock units for this purpose is calculated by multiplying the number of stock units by the fair value of the shares at the grant date. The Company has not factored any anticipated forfeiture into these calculations based on the limited number of participants.

10. Share-Based Compensation (continued)

For the six months ended June 30, 2022 and 2021, the Company recognized a total of $2,105 and $1,854, respectively, in respect of stock based compensation.